Distribution Date:	02/17/22	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29
Determination Date:	02/11/22
Next Distribution Date:	03/17/22
Record Date:	01/31/22	Commercial Mortgage Pass-Through Certificates
Series 2016-C29

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-15		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	19
			David Rodgers	(212) 230-9025
Historical Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	26		CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	61766EBA2	1.597000%	29,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61766EBB0	2.786000%	39,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61766EBC8	3.140000%	58,500,000.00	50,821,882.22	757,699.82	132,983.93	0.00	0.00	890,683.75	50,064,182.40	33.87%	30.00%
A-3	61766EBD6	3.058000%	190,000,000.00	175,188,579.61	0.00	446,438.90	0.00	0.00	446,438.90	175,188,579.61	33.87%	30.00%
A-4	61766EBE4	3.325000%	248,821,000.00	248,821,000.00	0.00	689,441.52	0.00	0.00	689,441.52	248,821,000.00	33.87%	30.00%
A-S	61766EBH7	3.604000%	54,639,000.00	54,639,000.00	0.00	164,099.13	0.00	0.00	164,099.13	54,639,000.00	26.25%	23.25%
B	61766EBJ3	4.039000%	42,497,000.00	42,497,000.00	0.00	143,037.82	0.00	0.00	143,037.82	42,497,000.00	20.32%	18.00%
C	61766EBK0	4.728912%	35,413,000.00	35,413,000.00	0.00	139,554.13	0.00	0.00	139,554.13	35,413,000.00	15.38%	13.63%
D	61766EAL9	3.000000%	42,497,000.00	42,497,000.00	0.00	106,242.50	0.00	0.00	106,242.50	42,497,000.00	9.45%	8.38%
E	61766EAN5	2.877000%	22,260,000.00	22,260,000.00	0.00	53,368.35	0.00	0.00	53,368.35	22,260,000.00	6.35%	5.63%
F	61766EAQ8	2.877000%	8,095,000.00	8,095,000.00	0.00	19,407.76	0.00	0.00	19,407.76	8,095,000.00	5.22%	4.63%
G	61766EAS4	2.877000%	17,201,000.00	17,201,000.00	0.00	41,239.40	0.00	0.00	41,239.40	17,201,000.00	2.82%	2.50%
H*	61766EAU9	2.877000%	20,236,885.00	20,192,963.82	0.00	17,678.65	0.00	0.00	17,678.65	20,192,963.82	0.00%	0.00%
V	61766EAX3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61766EAY1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			809,459,885.00	717,626,425.65	757,699.82	1,953,492.09	0.00	0.00	2,711,191.91	716,868,725.83

Notional Certificates
X-A	61766EBF1	1.522222%	566,621,000.00	474,831,461.83	0.00	602,332.42	0.00	0.00	602,332.42	474,073,762.01
X-B	61766EBG9	0.934599%	97,136,000.00	97,136,000.00	0.00	75,652.70	0.00	0.00	75,652.70	97,136,000.00
X-D	61766EAA3	1.728912%	42,497,000.00	42,497,000.00	0.00	61,227.97	0.00	0.00	61,227.97	42,497,000.00
X-E	61766EAC9	1.851912%	22,260,000.00	22,260,000.00	0.00	34,352.96	0.00	0.00	34,352.96	22,260,000.00
X-F	61766EAE5	1.851912%	8,095,000.00	8,095,000.00	0.00	12,492.69	0.00	0.00	12,492.69	8,095,000.00
X-G	61766EAG0	1.851912%	17,201,000.00	17,201,000.00	0.00	26,545.61	0.00	0.00	26,545.61	17,201,000.00
X-H	61766EAJ4	1.851912%	20,236,885.00	20,192,963.82	0.00	31,162.99	0.00	0.00	31,162.99	20,192,963.82
Notional SubTotal			774,046,885.00	682,213,425.65	0.00	843,767.34	0.00	0.00	843,767.34	681,455,725.83

Deal Distribution Total					757,699.82	2,797,259.43	0.00	0.00	3,554,959.25

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61766EBA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61766EBB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61766EBC8	868.75012342	12.95213368	2.27322957	0.00000000	0.00000000	0.00000000	0.00000000	15.22536325	855.79798974
A-3	61766EBD6	922.04515584	0.00000000	2.34967842	0.00000000	0.00000000	0.00000000	0.00000000	2.34967842	922.04515584
A-4	61766EBE4	1,000.00000000	0.00000000	2.77083333	0.00000000	0.00000000	0.00000000	0.00000000	2.77083333	1,000.00000000
A-S	61766EBH7	1,000.00000000	0.00000000	3.00333333	0.00000000	0.00000000	0.00000000	0.00000000	3.00333333	1,000.00000000
B	61766EBJ3	1,000.00000000	0.00000000	3.36583335	0.00000000	0.00000000	0.00000000	0.00000000	3.36583335	1,000.00000000
C	61766EBK0	1,000.00000000	0.00000000	3.94075989	0.00000000	0.00000000	0.00000000	0.00000000	3.94075989	1,000.00000000
D	61766EAL9	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	61766EAN5	1,000.00000000	0.00000000	2.39750000	0.00000000	0.00000000	0.00000000	0.00000000	2.39750000	1,000.00000000
F	61766EAQ8	1,000.00000000	0.00000000	2.39749969	0.00000000	0.00000000	0.00000000	0.00000000	2.39749969	1,000.00000000
G	61766EAS4	1,000.00000000	0.00000000	2.39750015	0.00000000	0.00000000	0.00000000	0.00000000	2.39750015	1,000.00000000
H	61766EAU9	997.82964720	0.00000000	0.87358553	1.51871101	36.69792312	0.00000000	0.00000000	0.87358553	997.82964720
V	61766EAX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61766EAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61766EBF1	838.00540719	0.00000000	1.06302523	0.00000000	0.00000000	0.00000000	0.00000000	1.06302523	836.66818210
X-B	61766EBG9	1,000.00000000	0.00000000	0.77883277	0.00000000	0.00000000	0.00000000	0.00000000	0.77883277	1,000.00000000
X-D	61766EAA3	1,000.00000000	0.00000000	1.44075982	0.00000000	0.00000000	0.00000000	0.00000000	1.44075982	1,000.00000000
X-E	61766EAC9	1,000.00000000	0.00000000	1.54325966	0.00000000	0.00000000	0.00000000	0.00000000	1.54325966	1,000.00000000
X-F	61766EAE5	1,000.00000000	0.00000000	1.54326004	0.00000000	0.00000000	0.00000000	0.00000000	1.54326004	1,000.00000000
X-G	61766EAG0	1,000.00000000	0.00000000	1.54325969	0.00000000	0.00000000	0.00000000	0.00000000	1.54325969	1,000.00000000
X-H	61766EAJ4	997.82964720	0.00000000	1.53991042	0.00000000	0.00000000	0.00000000	0.00000000	1.53991042	997.82964720

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	01/01/22 - 01/30/22	30	0.00	132,983.93	0.00	132,983.93	0.00	0.00	0.00	132,983.93	0.00
A-3	01/01/22 - 01/30/22	30	0.00	446,438.90	0.00	446,438.90	0.00	0.00	0.00	446,438.90	0.00
A-4	01/01/22 - 01/30/22	30	0.00	689,441.52	0.00	689,441.52	0.00	0.00	0.00	689,441.52	0.00
X-A	01/01/22 - 01/30/22	30	0.00	602,332.42	0.00	602,332.42	0.00	0.00	0.00	602,332.42	0.00
X-B	01/01/22 - 01/30/22	30	0.00	75,652.70	0.00	75,652.70	0.00	0.00	0.00	75,652.70	0.00
X-D	01/01/22 - 01/30/22	30	0.00	61,227.97	0.00	61,227.97	0.00	0.00	0.00	61,227.97	0.00
X-E	01/01/22 - 01/30/22	30	0.00	34,352.96	0.00	34,352.96	0.00	0.00	0.00	34,352.96	0.00
X-F	01/01/22 - 01/30/22	30	0.00	12,492.69	0.00	12,492.69	0.00	0.00	0.00	12,492.69	0.00
X-G	01/01/22 - 01/30/22	30	0.00	26,545.61	0.00	26,545.61	0.00	0.00	0.00	26,545.61	0.00
X-H	01/01/22 - 01/30/22	30	0.00	31,162.99	0.00	31,162.99	0.00	0.00	0.00	31,162.99	0.00
A-S	01/01/22 - 01/30/22	30	0.00	164,099.13	0.00	164,099.13	0.00	0.00	0.00	164,099.13	0.00
B	01/01/22 - 01/30/22	30	0.00	143,037.82	0.00	143,037.82	0.00	0.00	0.00	143,037.82	0.00
C	01/01/22 - 01/30/22	30	0.00	139,554.13	0.00	139,554.13	0.00	0.00	0.00	139,554.13	0.00
D	01/01/22 - 01/30/22	30	0.00	106,242.50	0.00	106,242.50	0.00	0.00	0.00	106,242.50	0.00
E	01/01/22 - 01/30/22	30	0.00	53,368.35	0.00	53,368.35	0.00	0.00	0.00	53,368.35	0.00
F	01/01/22 - 01/30/22	30	0.00	19,407.76	0.00	19,407.76	0.00	0.00	0.00	19,407.76	0.00
G	01/01/22 - 01/30/22	30	0.00	41,239.40	0.00	41,239.40	0.00	0.00	0.00	41,239.40	0.00
H	01/01/22 - 01/30/22	30	710,214.93	48,412.63	0.00	48,412.63	30,733.98	0.00	0.00	17,678.65	742,651.65
Totals			710,214.93	2,827,993.41	0.00	2,827,993.41	30,733.98	0.00	0.00	2,797,259.43	742,651.65

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	3,554,959.25
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,937,010.42	Master Servicing Fee	7,988.97
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,362.88
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	308.98
ARD Interest	0.00	Operating Advisor Fee	1,688.12
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	191.57
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,937,010.42	Total Fees	14,750.51

Principal		Expenses/Reimbursements
Scheduled Principal	757,699.82	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	12,539.93
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	18,194.05
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	757,699.82	Total Expenses/Reimbursements	30,733.98

		Interest Reserve Deposit	94,266.45

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,797,259.43
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	757,699.82
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,554,959.25
Total Funds Collected	3,694,710.24	Total Funds Distributed	3,694,710.19

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	717,626,425.65	717,626,425.65	Beginning Certificate Balance	717,626,425.65
(-) Scheduled Principal Collections	757,699.82	757,699.82	(-) Principal Distributions	757,699.82
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	716,868,725.83	716,868,725.83	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	718,282,410.84	718,282,410.84	Ending Certificate Balance	716,868,725.83
Ending Actual Collateral Balance	717,557,168.88	717,557,168.88

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.73%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	10	86,526,551.76	12.07%	49	4.9528	NAP	Defeased	10	86,526,551.76	12.07%	49	4.9528	NAP
5,000,000 or less	14	56,107,752.49	7.83%	48	5.1158	1.577996	1.30 or less	8	100,076,224.56	13.96%	48	4.7996	0.906240
5,000,001 to 10,000,000	18	131,803,504.87	18.39%	48	5.0608	1.930059	1.31 to 1.40	4	33,281,597.94	4.64%	48	4.9239	1.346948
10,000,001 to 15,000,000	10	120,051,379.08	16.75%	48	4.8410	1.640488	1.41 to 1.50	6	82,171,806.58	11.46%	47	4.6728	1.449633
15,000,001 to 20,000,000	5	88,097,744.68	12.29%	48	4.7278	1.649481	1.51 to 1.60	7	51,052,661.93	7.12%	46	5.2369	1.562512
20,000,001 to 25,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.80	6	34,184,929.81	4.77%	48	4.9867	1.697388
25,000,001 to 50,000,000	5	178,281,792.95	24.87%	47	4.4056	1.782879	1.81 to 2.00	6	88,752,343.44	12.38%	48	4.8666	1.909785
50,000,001 or greater	1	56,000,000.00	7.81%	46	4.3085	2.169300	2.01 to 2.25	6	115,394,770.33	16.10%	47	4.5107	2.141889
Totals	63	716,868,725.83	100.00%	48	4.7526	1.750238	2.26 to 2.50	6	80,385,106.88	11.21%	48	4.3976	2.366097
							2.51 to 3.00	3	38,902,732.60	5.43%	48	4.5215	2.666007
							3.01 or greater	1	6,140,000.00	0.86%	50	4.9900	3.503200
							Totals	63	716,868,725.83	100.00%	48	4.7526	1.750238
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	20	86,526,551.76	12.07%	49	4.9528	NAP
							Defeased	20	86,526,551.76	12.07%	49	4.9528	NAP
Arizona	2	12,153,398.55	1.70%	50	5.1637	1.868661
							Industrial	5	33,881,349.21	4.73%	47	4.8644	2.232222
California	5	38,271,697.77	5.34%	49	5.0917	1.884562
							Lodging	8	77,114,531.10	10.76%	48	4.9337	1.199203
Connecticut	1	5,683,516.45	0.79%	50	4.9330	1.940200
							Mixed Use	2	11,000,319.88	1.53%	47	4.8811	1.246006
Florida	5	23,869,731.23	3.33%	50	4.7802	2.300354
							Mobile Home Park	1	4,029,514.27	0.56%	48	5.2910	1.462400
Georgia	1	6,419,599.83	0.90%	50	5.6100	1.587000
							Multi-Family	22	80,969,543.49	11.29%	49	4.8160	1.717421
Illinois	20	36,978,721.49	5.16%	49	4.8205	1.602050
							Office	4	105,598,119.66	14.73%	48	4.7390	1.907777
Indiana	2	27,653,735.59	3.86%	49	4.7131	1.311424
							Retail	29	273,792,910.87	38.19%	47	4.5733	1.832846
Louisiana	4	41,895,615.83	5.84%	47	4.5267	1.899543
							Self Storage	8	43,955,886.29	6.13%	46	4.9065	2.149378
Maryland	1	11,204,279.76	1.56%	45	4.8670	2.093700
							Totals	99	716,868,725.83	100.00%	48	4.7526	1.750238
Michigan	1	15,270,514.21	2.13%	47	4.9380	1.870800

Mississippi	1	16,670,000.00	2.33%	46	4.3485	2.657800

Missouri	3	13,926,637.14	1.94%	48	5.1256	1.190687

Nevada	2	34,080,138.70	4.75%	46	4.6215	1.348021

New Hampshire	1	26,822,150.34	3.74%	47	4.3960	0.508300

New Jersey	3	38,841,917.31	5.42%	46	4.8162	1.362134

New Mexico	1	4,029,514.27	0.56%	48	5.2910	1.462400

New York	1	10,007,931.10	1.40%	50	4.9330	1.831800

North Carolina	2	16,106,785.98	2.25%	49	5.1022	2.364197

Oklahoma	1	46,600,000.00	6.50%	47	3.8420	2.370300

Pennsylvania	9	114,526,377.22	15.98%	47	4.5944	2.014167

Texas	9	65,226,754.89	9.10%	46	4.9971	1.830759

Utah	1	6,607,166.54	0.92%	50	5.2800	2.329500

Washington	3	17,495,990.57	2.44%	51	5.1006	0.847726

Totals	99	716,868,725.83	100.00%	48	4.7526	1.750238

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	86,526,551.76	12.07%	49	4.9528	NAP	Defeased	10	86,526,551.76	12.07%	49	4.9528	NAP
	4.500% or less	5	171,531,249.56	23.93%	47	4.2218	2.011473	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	29	340,384,493.05	47.48%	48	4.7909	1.703568	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.500%	17	108,651,519.87	15.16%	48	5.2268	1.710584	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or greater	2	9,774,911.59	1.36%	50	5.6924	1.408094	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	63	716,868,725.83	100.00%	48	4.7526	1.750238	49 months or greater	53	630,342,174.07	87.93%	48	4.7252	1.783984
								Totals	63	716,868,725.83	100.00%	48	4.7526	1.750238
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	86,526,551.76	12.07%	49	4.9528	NAP	Defeased	10	86,526,551.76	12.07%	49	4.9528	NAP
	60 months or less	53	630,342,174.07	87.93%	48	4.7252	1.783984	Interest Only	8	191,305,000.00	26.69%	47	4.4125	2.244970
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	4	16,425,057.23	2.29%	49	5.3082	1.058003
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	41	422,612,116.84	58.95%	48	4.8441	1.603524
	Totals	63	716,868,725.83	100.00%	48	4.7526	1.750238	301 months to 345 months	0	0.00	0.00%	0	0.0000	0.000000
								346 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	63	716,868,725.83	100.00%	48	4.7526	1.750238
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	10	86,526,551.76	12.07%	49	4.9528	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	51	612,489,470.25	85.44%	48	4.7254	1.792870
	13 months to 24 months	2	17,852,703.82	2.49%	46	4.7156	1.479106
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	63	716,868,725.83	100.00%	48	4.7526	1.750238
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	305861001	RT	Grove City	PA	Actual/360	4.309%	207,765.44	0.00	0.00	N/A	12/01/25	--	56,000,000.00	56,000,000.00	02/01/22
2	300801438	OF	West Conshohocken	PA	Actual/360	4.840%	208,388.89	0.00	0.00	N/A	02/01/26	--	50,000,000.00	50,000,000.00	02/01/22
3	305351003	RT	Oklahoma City	OK	Actual/360	3.842%	154,170.92	0.00	0.00	N/A	01/01/26	--	46,600,000.00	46,600,000.00	02/01/22
4	305861004	IN	Various	SC	Actual/360	5.230%	125,240.53	64,909.32	0.00	N/A	04/01/26	--	27,808,912.88	27,744,003.56	02/01/22
5	300801398	RT	Henderson	NV	Actual/360	4.522%	114,708.72	37,689.28	0.00	N/A	11/01/25	--	29,458,232.67	29,420,543.39	02/01/22
6	300801425	LO	Portsmouth	NH	Actual/360	4.396%	101,719.20	48,767.85	0.00	N/A	01/01/26	--	26,870,918.19	26,822,150.34	02/01/22
7	1544034	OF	New Orleans	LA	Actual/360	4.460%	97,824.28	32,288.05	0.00	N/A	03/01/26	--	25,471,387.27	25,439,099.22	02/01/22
8	1546110	LO	Freehold	NJ	Actual/360	4.925%	82,622.81	0.00	0.00	N/A	12/01/25	--	19,482,043.67	19,482,043.67	01/01/22
10	1646964	MF	Park Forest	IL	Actual/360	4.820%	81,302.95	22,820.29	0.00	N/A	04/01/26	--	19,588,449.23	19,565,628.94	02/01/22
11	1546633	MF	Bloomington	IN	Actual/360	4.580%	67,594.86	29,580.60	0.00	N/A	04/01/26	--	17,139,138.46	17,109,557.86	02/01/22
12	305861012	RT	Gulfport	MS	Actual/360	4.348%	62,421.51	0.00	0.00	N/A	12/01/25	--	16,670,000.00	16,670,000.00	02/01/22
13	695100616	OF	Farmington Hills	MI	Actual/360	4.938%	65,032.49	23,451.96	0.00	N/A	01/06/26	--	15,293,966.17	15,270,514.21	02/06/22
14	300801457	SS	Various	FL	Actual/360	4.550%	57,816.64	23,729.04	0.00	N/A	05/01/26	--	14,756,461.64	14,732,732.60	02/01/22
15	305861015	Various Baton Rouge		LA	Actual/360	4.610%	55,476.26	24,717.83	0.00	N/A	11/01/25	--	13,974,846.79	13,950,128.96	02/01/22
16	453011334	OF	Lawrence Township	NJ	Actual/360	4.673%	59,906.00	0.00	0.00	N/A	01/01/26	--	14,888,506.23	14,888,506.23	02/01/22
17	695100641	RT	San Bernardino	CA	Actual/360	5.250%	56,656.78	18,442.92	0.00	N/A	04/06/26	--	12,532,374.30	12,513,931.38	02/06/22
18	305861018	IN	Frederick	MD	Actual/360	4.867%	47,026.27	16,420.46	0.00	N/A	11/01/25	--	11,220,700.22	11,204,279.76	12/01/21
19	1545773	RT	Renton	WA	Actual/360	4.800%	44,253.86	17,656.65	0.00	N/A	05/01/26	--	10,706,579.38	10,688,922.73	02/01/22
20	305861020	RT	Murrieta	CA	Actual/360	4.989%	48,285.49	12,835.56	0.00	N/A	01/01/26	--	11,239,422.31	11,226,586.75	02/01/22
21	1646965	MF	Park Forest	IL	Actual/360	4.820%	46,810.79	13,138.95	0.00	N/A	04/01/26	--	11,278,198.06	11,265,059.11	02/01/22
22	300801435	RT	West Lafayette	IN	Actual/360	4.929%	44,817.92	15,087.30	0.00	N/A	01/01/26	--	10,559,265.03	10,544,177.73	12/01/20
24	1646912	MF	El Paso	TX	Actual/360	4.990%	44,282.87	11,483.04	0.00	N/A	05/01/26	--	10,305,664.88	10,294,181.84	02/01/22
25	695100644	LO	Greenville	NC	Actual/360	5.415%	44,222.70	14,048.93	0.00	N/A	04/06/26	--	9,483,913.81	9,469,864.88	02/06/22
26	300801454	SS	Port Chester	NY	Actual/360	4.933%	42,560.64	11,378.71	0.00	N/A	04/01/26	--	10,019,309.81	10,007,931.10	02/01/22
27	305861027	RT	Killeen	TX	Actual/360	4.820%	37,980.98	15,132.39	0.00	N/A	04/01/26	--	9,150,817.27	9,135,684.88	02/01/22
28	695100637	RT	Ferguson	MO	Actual/360	5.195%	40,186.15	14,968.46	0.00	N/A	03/06/26	--	8,983,211.52	8,968,243.06	11/06/21
29	300801415	MF	Houston	TX	Actual/360	4.738%	40,147.17	11,945.26	0.00	N/A	12/01/25	--	9,840,126.96	9,828,181.70	02/01/22
30	305861030	MF	Houston	TX	Actual/360	5.140%	38,505.93	13,569.84	0.00	N/A	04/01/26	--	8,699,720.91	8,686,151.07	02/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
31	695100624	RT	Various	PA	Actual/360	5.032%	37,012.03	15,298.88	0.00	N/A	01/06/26	--	8,541,676.10	8,526,377.22	02/06/22
32	300801437	OF	San Jose	CA	Actual/360	4.689%	34,682.71	11,935.21	0.00	N/A	02/01/26	--	8,589,613.71	8,577,678.50	02/01/22
33	305861033	RT	Metairie	LA	Actual/360	4.850%	33,640.60	13,323.97	0.00	N/A	03/01/26	09/02/25	8,054,947.94	8,041,623.97	02/01/22
34	300801434	MF	Dallas	TX	Actual/360	4.799%	33,053.29	12,587.34	0.00	N/A	01/01/26	--	7,998,429.44	7,985,842.10	02/01/22
35	1546584	MF	Killeen	TX	Actual/360	4.920%	32,568.53	12,646.63	0.00	N/A	02/01/26	--	7,687,301.44	7,674,654.81	02/01/22
36	1546586	RT	Phoenix	AZ	Actual/360	5.070%	32,807.25	11,022.49	0.00	N/A	04/01/26	--	7,514,544.09	7,503,521.60	02/01/22
38	695100629	MF	Various	IL	Actual/360	4.850%	31,322.92	0.00	0.00	N/A	02/06/26	--	7,500,000.00	7,500,000.00	02/06/22
39	300801433	RT	Charlotte	NC	Actual/360	4.656%	26,655.85	11,527.89	0.00	N/A	01/01/26	--	6,648,448.99	6,636,921.10	02/01/22
40	305861040	LO	Layton	UT	Actual/360	5.280%	30,086.30	10,055.59	0.00	N/A	04/01/26	--	6,617,222.13	6,607,166.54	02/01/22
41	695100646	LO	Ringgold	GA	Actual/360	5.610%	31,056.33	9,173.35	0.00	N/A	04/06/26	--	6,428,773.18	6,419,599.83	02/06/22
42	1546744	IN	Allen	TX	Actual/360	5.090%	28,183.08	8,729.63	0.00	N/A	04/05/26	--	6,430,007.04	6,421,277.41	02/05/22
43	1546680	MF	Columbus	OH	Actual/360	4.720%	27,003.19	7,956.09	0.00	N/A	03/01/26	--	6,643,758.11	6,635,802.02	02/01/22
44	1646929	MF	Albany	GA	Actual/360	4.700%	23,782.86	9,928.60	0.00	N/A	04/01/26	--	5,876,341.74	5,866,413.14	02/01/22
45	305861045	LO	Joplin	MO	Actual/360	5.000%	21,433.67	19,747.57	0.00	N/A	12/01/25	--	4,978,141.65	4,958,394.08	02/01/22
46	305861046	IN	San Diego	CA	Actual/360	4.990%	26,383.24	0.00	0.00	N/A	04/01/26	--	6,140,000.00	6,140,000.00	02/01/22
48	300801445	RT	Chicago	IL	Actual/360	4.924%	25,355.59	6,841.69	0.00	N/A	03/01/26	--	5,979,934.26	5,973,092.57	02/01/22
49	300801455	SS	New Haven	CT	Actual/360	4.933%	24,170.24	6,461.98	0.00	N/A	04/01/26	--	5,689,978.43	5,683,516.45	02/01/22
50	695100643	RT	Oldsmar	FL	Actual/360	5.320%	24,247.73	6,362.37	0.00	N/A	04/06/26	--	5,292,979.32	5,286,616.95	02/06/22
52	300801449	SS	Corpus Christi	TX	Actual/360	5.480%	23,775.01	6,817.87	0.00	N/A	04/01/23	--	5,038,265.38	5,031,447.51	02/01/22
53	695100636	MU	Las Vegas	NV	Actual/360	5.250%	21,114.73	10,945.02	0.00	N/A	03/06/26	--	4,670,540.33	4,659,595.31	02/06/22
54	300801442	SS	Stockton	CA	Actual/360	4.850%	21,668.18	6,035.64	0.00	N/A	03/01/26	--	5,188,256.18	5,182,220.54	02/01/22
55	695100635	RT	Fresno	CA	Actual/360	5.045%	19,531.05	7,177.92	0.00	N/A	03/06/26	--	4,495,782.70	4,488,604.78	02/06/22
56	300801450	SS	Tucson	AZ	Actual/360	5.315%	21,303.73	4,839.39	0.00	N/A	04/01/26	--	4,654,716.34	4,649,876.95	02/01/22
57	305861057	SS	Various	MI	Actual/360	5.030%	18,835.19	6,427.80	0.00	N/A	04/01/26	--	4,348,532.64	4,342,104.84	02/01/22
58	305861058	RT	Sicklerville	NJ	Actual/360	4.820%	18,582.37	5,713.05	0.00	N/A	12/01/25	--	4,477,080.46	4,471,367.41	02/01/22
59	1647038	RT	San Antonio	TX	Actual/360	5.420%	20,792.48	0.00	0.00	N/A	04/01/26	--	4,455,000.00	4,455,000.00	02/01/22
60	695100638	RT	Chula Vista	CA	Actual/360	5.093%	17,142.41	6,185.94	0.00	N/A	03/06/26	--	3,908,760.80	3,902,574.86	02/06/22
61	300801439	MH	Albuquerque	NM	Actual/360	5.291%	18,383.32	5,332.07	0.00	N/A	02/01/26	--	4,034,846.34	4,029,514.27	02/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
62	695100639	RT	Pasco	WA	Actual/360	5.303%	15,798.86	7,995.10	0.00	N/A	04/06/26	--	3,459,751.18	3,451,756.08	02/06/22
63	305861063	RT	Various	IL	Actual/360	4.610%	15,640.71	0.00	0.00	N/A	09/01/25	--	3,940,000.00	3,940,000.00	02/01/22
64	300801446	SS	Longwood	FL	Actual/360	4.920%	16,331.49	4,414.29	0.00	N/A	03/01/26	--	3,854,795.97	3,850,381.68	02/01/22
65	695100642	LO	Yakima	WA	Actual/360	5.850%	16,938.64	7,197.57	0.00	N/A	04/06/26	--	3,362,509.33	3,355,311.76	02/06/22
66	305861066	RT	Friendswood	TX	Actual/360	4.900%	14,319.84	4,786.32	0.00	N/A	04/01/26	--	3,393,774.70	3,388,988.38	02/01/22
68	305861068	IN	Gonzales	LA	Actual/360	4.740%	10,247.96	4,341.29	0.00	N/A	11/01/25	--	2,510,728.22	2,506,386.93	02/01/22
69	305861069	MH	Corpus Christi	TX	Actual/360	5.260%	5,429.99	1,828.58	0.00	N/A	04/01/26	--	1,198,819.85	1,196,991.27	02/01/22
Totals							2,937,010.42	757,699.82	0.00				717,626,425.65	716,868,725.83
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	13,627,925.00	10,383,094.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	6,596,935.86	3,415,589.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	33,250,375.76	22,162,060.19	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
5	2,592,351.94	1,991,372.75	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	3,933.23	0.00
6	(864,429.46)	1,255,295.77	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,110,010.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	(124,486.00)	1,463,155.07	01/01/21	09/30/21	08/11/21	3,573,211.25	44,927.19	261,055.99	261,055.99	0.00	0.00
10	1,686,336.32	1,216,952.23	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,790,796.66	1,344,298.05	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	6,134,488.00	4,740,293.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,036,076.97	1,693,802.05	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,424,681.08	1,986,667.86	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,570,955.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	13,394,461.72	9,033,222.06	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,211,179.68	740,594.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,399,470.61	1,295,747.00	01/01/21	09/30/21	--	0.00	0.00	62,768.34	125,684.79	0.00	0.00
19	882,309.15	130,993.81	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,087,759.00	845,881.10	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	387,497.00	589,340.11	01/01/21	09/30/21	05/11/21	1,601,010.61	67,008.68	53,001.19	771,032.24	123,600.74	0.00
24	0.00	949,754.75	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,102,421.26	1,730,286.48	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,056,542.76	807,683.03	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	183,453.84	0.00
27	1,072,765.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	446,007.44	436,013.00	01/01/21	06/30/21	02/11/22	1,299,441.95	277,662.30	48,918.04	164,175.43	0.00	0.00
29	1,100,850.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,131,158.00	583,228.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	982,262.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	1,126,013.81	920,765.39	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	907,901.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,065,003.88	784,098.55	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,059,716.53	881,336.23	11/01/20	07/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	339,939.53	1,230,826.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	487,121.90	850,387.92	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	862,809.41	895,621.83	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	169,587.00	793,475.00	01/01/21	09/30/21	06/11/21	0.00	5,718.16	0.00	0.00	0.00	0.00
46	1,059,661.79	1,164,497.14	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	485,100.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	419,356.38	492,661.69	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	642,388.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	602,094.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	337,728.84	302,222.73	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	632,657.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	567,284.42	320,323.85	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	575,163.00	481,457.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	578,102.07	301,355.60	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	433,237.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	454,365.02	327,472.14	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
62	370,888.07	282,010.31	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	363,803.00	377,993.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	395,413.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	73,920.16	363,625.12	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	318,226.24	313,708.31	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
68	511,598.00	242,679.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	114,925,785.52	80,121,842.02				6,473,663.81	395,316.33	425,743.57	1,321,948.45	310,987.81	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/17/22	1	11,204,279.76	1	8,968,243.06	1	10,544,177.73	0	0.00	1	8,968,243.06	0	0.00	0	0.00	0	0.00	4.752633%	4.709531%	48
01/18/22	1	19,482,043.67	1	8,983,211.52	1	10,559,265.03	0	0.00	1	8,983,211.52	0	0.00	1	168,811.21	0	0.00	4.752782%	4.709674%	49
12/17/21	1	9,166,172.72	0	0.00	2	30,056,332.23	0	0.00	1	9,166,172.72	0	0.00	0	0.00	1	19,805,900.79	4.753033%	4.709855%	50
11/18/21	0	0.00	1	19,482,043.67	1	10,590,692.51	0	0.00	1	9,181,578.75	1	14,888,506.23	0	0.00	0	0.00	4.758018%	4.703826%	49
10/18/21	1	14,856,982.95	0	0.00	3	39,283,224.00	0	0.00	2	9,195,597.11	1	19,482,043.67	0	0.00	1	4,667,026.59	4.758164%	4.707787%	50
09/17/21	0	0.00	0	0.00	4	44,073,471.96	0	0.00	2	13,935,234.44	0	0.00	0	0.00	0	0.00	4.756689%	4.704931%	51
08/17/21	0	0.00	0	0.00	4	44,146,420.10	0	0.00	2	13,961,892.57	0	0.00	0	0.00	0	0.00	4.756831%	4.705057%	52
07/16/21	0	0.00	0	0.00	4	44,219,061.55	0	0.00	2	13,988,439.55	0	0.00	0	0.00	0	0.00	4.756973%	4.705182%	53
06/17/21	0	0.00	1	19,613,244.42	4	44,665,310.95	0	0.00	2	14,016,798.36	0	0.00	0	0.00	2	13,072,185.42	4.757127%	4.705319%	54
05/17/21	0	0.00	1	19,644,366.38	5	52,131,715.61	0	0.00	2	14,043,116.25	0	0.00	0	0.00	0	0.00	4.768383%	4.712882%	55
04/16/21	1	19,678,037.60	0	0.00	5	52,217,558.63	0	0.00	2	14,071,254.25	1	5,154,875.71	0	0.00	0	0.00	4.768533%	4.714881%	56
03/17/21	0	0.00	1	19,708,885.93	6	57,469,611.02	0	0.00	2	14,097,344.92	0	0.00	0	0.00	0	0.00	4.768659%	4.719886%	57
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
8	1546110	01/01/22	0	B	261,055.99	261,055.99	12,529.57	19,708,885.93	10/20/20	1
18	305861018	12/01/21	1	1	62,768.34	125,684.79	0.00	11,237,052.15	10/29/21	11
22	300801435	12/01/20	13	6	53,001.19	771,032.24	164,563.23	10,759,670.43	10/20/20	2
28	695100637	11/06/21	2	2	48,918.04	164,175.43	0.00	9,181,578.75	06/03/19	7			03/10/20
Totals					425,743.57	1,321,948.45	177,092.80	50,887,187.26
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		5,031,448	5,031,448	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		406,755,873	385,007,416	21,748,457		0
49 - 60 Months		305,081,405	296,113,162	0		8,968,243
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-22	716,868,726	686,152,025	11,204,280	0	10,544,178	8,968,243
Jan-22	717,626,426	678,601,905	19,482,044	0	10,559,265	8,983,212
Dec-21	718,549,005	679,326,501	0	0	30,056,332	9,166,173
Nov-21	739,203,027	699,948,712	0	19,482,044	10,590,693	9,181,579
Oct-21	739,946,704	685,806,497	14,856,983	0	30,087,627	9,195,597
Sep-21	745,563,860	701,490,388	0	0	30,138,238	13,935,234
Aug-21	746,391,163	702,244,743	0	0	30,184,528	13,961,893
Jul-21	747,214,989	702,995,928	0	0	30,230,622	13,988,440
Jun-21	748,110,795	683,832,240	0	19,613,244	30,648,513	14,016,798
May-21	762,017,760	684,549,420	0	19,644,366	43,780,857	14,043,116
Apr-21	762,914,187	685,317,989	19,678,038	0	43,846,907	14,071,254
Mar-21	763,674,538	686,496,041	0	19,708,886	43,372,266	14,097,345
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
8	1546110	19,482,043.67	19,708,885.93	18,200,000.00	07/13/21	1,222,405.07	1.18690	09/30/21	12/01/25	285
18	305861018	11,204,279.76	11,237,052.15	16,200,000.00	09/09/15	1,195,553.00	2.09370	09/30/21	11/01/25	290
22	300801435	10,544,177.73	10,759,670.43	10,400,000.00	04/16/21	544,050.61	1.00900	09/30/21	01/01/26	290
28	695100637	8,968,243.06	9,181,578.75	8,800,000.00	01/18/22	433,028.00	1.30850	06/30/21	03/06/26	288
45	305861045	4,958,394.08	4,958,394.08	9,300,000.00	05/19/21	724,679.75	0.97760	09/30/21	12/01/25	165
Totals		55,157,138.30	55,845,581.34	62,900,000.00		4,119,716.43

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
8	1546110	LO	NJ	10/20/20	1
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

18	305861018	IN	MD	10/29/21	11
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

22	300801435	RT	IN	10/20/20	2
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

28	695100637	RT	MO	06/03/19	7
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

45	305861045	LO	MO	07/01/20	1
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
8	1546110	0.00	4.92500%	0.00	4.92500%	10	09/10/21	09/10/21	--
9	300801447	20,266,218.62	4.93300%	20,239,899.75 4.93300%		9	08/31/20	08/31/20	08/31/20
16	453011334	0.00	4.67262%	0.00	4.67262%	9	09/17/21	09/01/21	--
45	305861045	5,399,361.27	5.00000%	5,399,361.27 5.00000%		10	03/31/21	04/01/20	03/31/21
Totals		25,665,579.89		25,639,261.02
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
9	300801447 12/17/21	19,836,762.12	106,000,000.00	20,807,440.83	970,678.71	20,807,440.83	19,836,762.12	0.00	0.00	0.00	0.00	0.00%
47	695100649 06/17/21	5,692,258.02	9,100,000.00	5,876,160.71	159,785.63	5,876,160.71	5,716,375.08	0.00	0.00	0.00	0.00	0.00%
51	300801236 10/18/21	4,724,358.14	5,800,000.00	6,551,554.38	1,871,117.51	6,551,554.38	4,680,436.87	43,921.27	0.00	0.00	43,921.27	0.78%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		30,253,378.28	120,900,000.00	33,235,155.92	3,001,581.85	33,235,155.92	30,233,574.07	43,921.27	0.00	0.00	43,921.27

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
9	300801447	12/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	695100649	06/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
51	300801236	10/18/21	0.00	0.00	43,921.27	0.00	0.00	43,921.27	0.00	0.00	43,921.27
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	43,921.27	0.00	0.00	43,921.27	0.00	0.00	43,921.27

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	4,194.05	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	3,500.00	0.00	0.00	6,788.46	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	3,500.00	0.00	0.00	5,751.47	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	18,194.05	0.00	0.00	12,539.93	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		30,733.98

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29